Ally Master Owner Trust
Monthly Servicing Report
March 15, 2017

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of February 28, 2017

		# of
		Vehicles

Pool Balance
New Auto	$13,987,846,160.69	380,913	$36,721.89	88.86%
Used Auto	$980,722,978.57	53,274	$18,409.04	6.23%
Medium Duty Trucks	$16,887,083.37	418	$40,399.72	0.11%
Less Dealer Reserve	$1,399,792,889.85
Total	$13,585,663,332.78	434,605		95.20%

Ally Bank Retained Receivables
New Auto	$49,044,580.19	1,134	$43,249.19	0.31%
Used Auto	$654,359,614.65	33,252	$19,678.80	4.16%
Medium Duty Trucks	$117,060.00	2	$58,530.00	0.00%
DPP	$51,630,413.67	1,724	$29,948.04	0.33%
Other	$73,406.50	1	$73,406.50	0.00%
Total	$755,225,075.01	36,113		4.80%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$14,340,888,407.79	470,718		100.00%
Dealer Reserve	$1,399,792,889.85
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$15,740,681,297.64	470,718		100.00%

Distribution by Dealer Credit Status
Satisfactory	Eligible	$13,157,294,879.75	1,608	83.59%
Limited	Eligible	$1,816,300,417.64	213	11.54%
Programmed	Eligible	$11,860,925.24	7	0.08%
No-Credit	Eligible	$0.00	0	0.00%
Satisfactory	Ineligible	$670,982,644.43	N/A	4.26%
Limited	Ineligible	$74,987,261.80	N/A	0.48%
Programmed	Ineligible	$9,255,168.78	N/A	0.06%
No-Credit	Ineligible	$0.00	N/A	0.00%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$15,740,681,297.64	1,828	100.00%

Total Pool Balance by Age Distribution
1-120 Days		$11,430,043,619.14	342,429	72.61%
121-180 Days		$2,540,855,324.54	75,024	16.14%
181-270 Days		$1,159,462,337.75	33,811	7.37%
Over 270 Days		$610,320,016.21	19,454	3.88%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$15,740,681,297.64	470,718	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	4,318	28,242,498	83.19%
L…………………………………....	816	5,555,204	16.36%
P……………………………………	52	152,542	0.45%
N …………………………………..	—	—	—%
Total ……………………………….	5,186	33,950,244	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	4,384	28,431,247	85.06%
L…………………………………....	805	4,876,619	14.59%
P……………………………………	42	116,330	0.35%
N …………………………………..	—	—	—%
Total ……………………………….	5,231	33,424,196	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	4,409	29,445,864	85.22%
L…………………………………....	804	5,006,514	14.49%
P……………………………………	39	102,143	0.30%
N …………………………………..	—	—	—%
Total ……………………………….	5,252	34,554,521	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.